SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
SEGMENT REPORTING

21. SEGMENT REPORTING

Prior to the disposal of discontinued business on September 29, 2017 (Note 3), which have been presented as discontinued operations for all the periods presented herein, the Company operated and managed three principal reportable segments, Wafer, Cell and module, and Solar power projects. The Wafer segment involved the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involved manufacture and sale of PV cells and modules, and service revenue from tolling arrangements. The solar power projects segment was formed in 2015, and involves solar power project development, EPC services and electricity generation revenue. Ancillary revenues and expenses and other unallocated costs and expenses are recorded in other.

Pursuant to the disposal of the manufacturing business and LED distribution business on September 27, 2017 (Note 3) presented in discontinued operations for all the periods presented herein, the Company further separated the solar power project segment into three reportable segments, including solar power project development, EPC services and electricity generation revenue. Ancillary revenues and expenses and other unallocated costs and expenses are recorded in other.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net revenue and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	Year ended December 31, 2017
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$64,837,042	$12,247,320	$25,853,288	$36,349	$102,973,999
Gross profit	$3,575,775	$7,031,670	$3,524,310	$—	$14,131,755

	Year ended December 31, 2018
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$48,784,766	$29,257,928	$18,544,164	$319,477	$96,906,335
Gross profit	$7,052,170	$17,673,474	$3,329,402	$14,701	$28,069,747

	Year ended December 31, 2019
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$90,096,551	$28,712,942	$69,751	$237,780	$119,117,024
Gross profit/(loss)	$17,571,303	$16,763,190	$(178,414)	$69,969	$34,226,048

The following table summarizes the Company’s revenues generated by the geographic location of customers:

	Years ended December 31,
	2017	2018	2019
China	$67,533,887	$45,395,811	$24,470,827
United States	18,323,947	15,445,744	9,277,514
Romania	4,844,238	1,824,411	3,193,215
UK	7,271,370	31,169,458	3,853,687
Turkey	4,995,648	2,129,085	—
France	4,909	941,826	730,962
Poland	—	—	59,884,835
Hungary	—	—	17,705,984
Total	$102,973,999	$96,906,335	$119,117,024